Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 30, 2025	Dec. 29, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Inventory deposits		$ 3,407	$ 616
Deferred costs		3,759
Prepaid sales commissions			4,185
Other		1,040	1,016
Total prepaid expenses and other current assets	$ 12,619	$ 8,206	$ 5,817